Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of total consideration to estimated fair value of acquired net assets
Cash	$841
Accounts receivable	1,900
Inventory	4
Prepaids and other current assets	40
Fixed assets	519
Customer lists and relationships	2,420
Trade name	510
Developed technology	70
Backlog	60
Accounts payable	(1,678)
Accrued expenses	(244)
Deferred revenue	(410)
Total fair value excluding goodwill	4,032
Goodwill	1,138
Total consideration	$5,170

Schedule of estimated useful lives of intangible assets related to ExtenData acquisition
Expected Life
Customer lists and relationships	12 years
Trade name	3 years
Developed technology	3 years
Backlog	3 months